Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Multiple BasisPoint	Dec. 31, 2013 Multiple BasisPoint	Dec. 31, 2012	Dec. 31, 2011
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,338	$ 2,680	$ 1,700	$ 1,519
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	222,797	226,842
Fair value	2,338	2,680
Value (bps)	105	118
Weighted-average servicing fees (bps)	29	30
Multiple (value/servicing fees)	3.62	3.93
Weighted-average note rate	4.19%	4.22%
Weighted-average age (in years)	3 years 2 months 12 days	2 years 7 months 6 days
Weighted-average expected prepayment (constant prepayment rate)	12.10%	11.20%
Weighted-average expected life (in years)	6 years 3 months 18 days	7 years 1 month 6 days
Weighted-average discount rate	10.10%	10.20%
MRBP [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	19,706	15,896
Fair value	213	180
Value (bps)	108	113
Weighted-average servicing fees (bps)	37	39
Multiple (value/servicing fees)	2.92	2.90
Weighted-average note rate	4.58%	4.70%
Weighted-average age (in years)	3 years 7 months 6 days	3 years 9 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	12.80%	13.50%
Weighted-average expected life (in years)	6 years 2 months 12 days	6 years 2 months 12 days
Weighted-average discount rate	11.90%	11.90%
Government [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	40,471	41,659
Fair value	426	500
Value (bps)	105	120
Weighted-average servicing fees (bps)	33	32
Multiple (value/servicing fees)	3.18	3.75
Weighted-average note rate	4.18%	4.24%
Weighted-average age (in years)	3 years 2 months 12 days	2 years 7 months 6 days
Weighted-average expected prepayment (constant prepayment rate)	14.80%	11.50%
Weighted-average expected life (in years)	5 years 6 months	6 years 10 months 24 days
Weighted-average discount rate	11.20%	11.20%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	162,620	169,287
Fair value	$ 1,699	$ 2,000
Value (bps)	104	118
Weighted-average servicing fees (bps)	27	29
Multiple (value/servicing fees)	3.85	4.07
Weighted-average note rate	4.14%	4.17%
Weighted-average age (in years)	3 years 1 month 6 days	2 years 6 months
Weighted-average expected prepayment (constant prepayment rate)	11.40%	10.90%
Weighted-average expected life (in years)	6 years 6 months	7 years 2 months 12 days
Weighted-average discount rate	9.60%	9.80%